Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments

Note 11—Derivative Instruments

The Company has entered into derivatives to hedge its exposure to price risk related to feedstock inventory and biodiesel finished goods inventory. Additionally, the Company has entered into an interest rate swap with the objective of managing risk caused by fluctuations in interest rates associated with the REG Danville note payable. The Company does not enter into derivative transactions for trading purposes.

These derivative contracts are accounted for in accordance with ASC Topic 815. ASC Topic 815 requires that an entity recognize and record all derivatives on the balance sheet at fair value. All of the Company's derivatives are designated as non-hedge derivatives and are utilized to manage cash flow. Although the contracts may be effective economic hedges of specified risks, they are not designated as, nor accounted for, as hedging instruments. Unrealized gains and losses on commodity futures, swaps and options contracts used to hedge feedstock purchases or biodiesel inventory are recognized as a component of biodiesel costs of goods sold reflected in current results of operations. Commodity hedge gains and losses are generally offset by other corresponding changes in gross margin through changes in either biodiesel sales price and/or feedstock price. Unrealized gains and losses on the interest rate swap are recorded in change in fair value of interest rate swap in the Company's statements of operations. ASC 815 requires all derivative financial instruments to be recorded on the balance sheet at fair value. The Company's derivatives are not designated as hedges and are utilized to manage cash flow. The changes in fair value of the derivative instruments are recorded through earnings in the period of change.

As of September 30, 2011, the Company has entered into heating oil and soybean oil derivative instruments and an interest rate swap agreement. The Company has entered into heating oil and soybean oil commodity-based derivatives in order to protect gross profit margins from potentially adverse effects of price volatility on biodiesel sales where the prices are set at a future date. As of September 30, 2011, the Company had 1,704 open commodity contracts. In addition, the Company manages interest rate risk associated with the REG Danville variable interest rate note payable using a fixed rate swap. The interest rate swap agreement had outstanding notional values of $18,898 and $20,747 as of September 30, 2011 and December 31, 2010, respectively. The agreement effectively fixes the variable component of the interest rate on the Term Loan at 3.67% through November 2011. The fair value of the interest rate swap agreement was $110 and $612 at September 30, 2011 and December 31, 2010, respectively, and is recorded in accrued expense and other liabilities and other noncurrent liabilities, respectively. The interest rate swap was not designated as an accounting hedge under ASC Topic 815 and thus all gains and losses are recorded currently in earnings.

REG Danville's interest rate swap contains a credit support arrangement that is directly linked to the notes payable with the same counterparty. Therefore, the interest rate swap counterparty would have access to the debt service fund or other collateral posted by REG Danville as a result of any failure to perform under the interest rate swap agreement. As of September 30, 2011 and December 31, 2010, the Company posted $8,033 and $2,119, respectively, of collateral associated with its commodity-based derivatives with a net asset position of $2,233 and a net liability position of $483, respectively.

The Company's preferred stock embedded conversion feature is further discussed in "Note 2—Summary of Significant Accounting Policies".

The following tables provide details regarding the Company's derivative financial instruments:

	As of December 31, 2010
	Asset Derivatives		Liability Derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Embedded derivative			Preferred stock embedded conversion feature derivatives	$61,761
Interest rate swap			Other liabilities	612
Commodity swaps	Prepaid expenses and other assets	$78	Prepaid expenses and other assets	561

Total derivatives		$78		$62,934

	As of September 30, 2011
	Asset Derivatives		Liability Derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Embedded derivative			Preferred stock embedded conversion feature derivatives	$117,332
Interest rate swap			Other liabilities	110
Commodity swaps	Prepaid expenses and other assets	$5,091	Prepaid expenses and other assets	2,858
Commodity options	Prepaid expenses and other assets	2	Prepaid expenses and other assets	2

Total derivatives		$5,093		$120,302

		Three months ended September 30, 2011	Three months ended September 30, 2010	Nine months ended September 30, 2011	Nine months ended September 30, 2010
	Location of gain (loss) recognized in income	Amount of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
Embedded derivative	Change in fair value of preferred stock conversion feature embedded derivatives	$(38,483)	$1,996	$(55,571)	$6,997
Interest rate swap	Change in fair value of interest rate swap	170	103	502	291
Commodity futures	Cost of goods sold—Biodiesel	(10)	—	(97)	—
Commodity swaps	Cost of goods sold—Biodiesel	6,074	435	3,571	933
Commodity options	Cost of goods sold—Biodiesel	42	—	567	—

Total		$(32,207)	$2,534	$(51,028)	$8,221

Note 19—Derivative Instruments

From time to time the Company enters into derivative transactions to hedge its exposure to interest rate and commodity price fluctuations. The Company does not enter into derivative transactions for trading purposes.

As of December 31, 2010, the Company has entered into heating oil and soy oil derivative instruments and an interest rate swap agreement. The Company has entered into heating oil and soy oil commodity-based derivatives in order to protect gross profit margins from potentially adverse effects of price volatility on biodiesel sales where the prices are set at a future date. As of December 31, 2010, the Company had 269 open commodity contracts. In addition, the Company manages interest rate risk associated with the REG Danville variable interest rate note payable using a fixed rate swap. The interest rate swap agreement has an outstanding notional value of $20,747 as of December 31, 2010. The agreement effectively fixes the variable component of the interest rate on the Term Loan at 3.67% through November 2011. The fair value of the interest rate swap agreement was $612 and $1,031 at December 31, 2010 and 2009, respectively, and is recorded in the other noncurrent liabilities. The interest rate swap was not designated as an accounting hedge under ASC Topic 815 and thus all gains and losses are recorded currently in earnings.

ASC 815 requires all derivative financial instruments to be recorded on the balance sheet at fair value. The Company's derivatives are not designated as hedges and are utilized to manage cash flow. The changes in fair value of the derivative instruments are recorded through earnings in the period of change.

REG Danville's interest rate swap contains a credit support arrangement that is directly linked to the notes payable with the same counterparty. Therefore, the interest rate swap counterparty would have access to the debt service fund or other collateral posted by REG Danville as a result of any failure to perform under the interest rate swap agreement. As of December 31, 2010, the Company posted $2,119 of collateral associated with its commodity-based derivatives with a net liability position of $483.

The Company's preferred stock embedded conversion feature is further discussed in "Note 2 – Summary of Significant Accounting Policies".

The following tables provide details regarding the Company's derivative financial instruments:

	As of December 31, 2009
	Asset Derivatives		Liability Derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Embedded derivative			Preferred stock embedded conversion feature derivatives	$4,104
Interest rate swap			Other liabilities	1,031
Commodity derivatives	Prepaid expenses and other assets	$47	Prepaid expenses and other assets	300

Total derivatives		$47		$5,435

	As of December 31, 2010
	Asset derivatives		Liability Derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Embedded derivative			Preferred stock embedded conversion feature derivatives	$61,761
Interest rate swap			Other liabilities	612
Commodity derivatives	Prepaid expenses and other assets	$78	Prepaid expenses and other assets	561

Total derivatives		$78		$62,934

	Location of gain (loss) recognized in income	2010	2009
		Amount of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
Embedded derivative	Change in fair value of preferred stock conversion feature embedded derivatives	$(8,208)	$(2,339)
Interest rate swap	Change in fair value of interest rate swap	469	382
Commodity derivatives	Cost of goods sold—Biodiesel	(1,213)	(1,086)

Total		$(8,952)	$(3,043)